Operating Segments and Geographic Area Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Summarized Financial Information by Reportable Segments

	Year Ended December 31,
	2013	2012	2011
		(In thousands)
Net sales:
Performance Chemicals	$1,392,664	$1,451,247	$1,534,804
Catalyst Solutions	1,001,606	1,067,907	1,116,863
Total net sales	$2,394,270	$2,519,154	$2,651,667
Segment operating profit:
Performance Chemicals	$334,275	$410,359	$445,463
Catalyst Solutions	194,322	230,648	259,116
Total segment operating profit	528,597	641,007	704,579
Equity in net income of unconsolidated investments:
Performance Chemicals	8,875	6,416	7,696
Catalyst Solutions	22,854	31,651	36,259
Corporate & other	—	—	(201)
Total equity in net income of unconsolidated investments	31,729	38,067	43,754
Net (income) loss attributable to noncontrolling interests:
Performance Chemicals	(26,663)	(18,571)	(28,109)
Corporate & other	—	(20)	26
Total net income attributable to noncontrolling interests	(26,663)	(18,591)	(28,083)
Segment income:
Performance Chemicals	316,487	398,204	425,050
Catalyst Solutions	217,176	262,299	295,375
Total segment income	533,663	660,503	720,425
Corporate & other(a)	81,439	(129,559)	(185,006)
Restructuring and other charges(b)	(33,361)	(111,685)	—
Interest and financing expenses	(31,559)	(32,800)	(37,574)
Other (expenses) income, net	(6,674)	1,229	357
Income tax expense	(134,445)	(80,433)	(104,471)
Income (loss) from discontinued operations (net of tax)	4,108	4,281	(1,617)
Net income attributable to Albemarle Corporation	$413,171	$311,536	$392,114

(a)
For the years ended December 31, 2013, 2012 and 2011, Corporate and other includes $143.1 million, $(68.0) million and $(89.2) million, respectively, of pension and OPEB plan credits (costs) (including mark-to-market actuarial gains and losses).

(b)	See Note 19, “Special Items.”

Goodwill and Identifiable Assets by Reportable Segments

	As of December 31,
	2013	2012	2011
		(In thousands)
Identifiable assets:
Performance Chemicals	$1,129,838	$1,110,006	$1,011,144
Catalyst Solutions	1,695,120	1,572,883	1,502,984
Corporate & other	759,839	754,402	689,696
Total identifiable assets	$3,584,797	$3,437,291	$3,203,824
Goodwill:
Performance Chemicals	$43,603	$43,519	$43,098
Catalyst Solutions	240,600	233,447	230,047
Total goodwill	$284,203	$276,966	$273,145

Depreciation Amortization and Capital Expenditures by Reportable Segments

	Year Ended December 31,
	2013	2012	2011
		(In thousands)
Depreciation and amortization:
Performance Chemicals	$43,472	$37,831	$38,285
Catalyst Solutions	49,656	47,155	45,739
Discontinued Operations	12,054	12,120	11,394
Corporate & other	2,188	1,914	1,335
Total depreciation and amortization	$107,370	$99,020	$96,753
Capital expenditures:
Performance Chemicals	$94,506	$156,648	$110,035
Catalyst Solutions	60,326	122,746	65,308
Corporate & other	514	1,479	15,231
Total capital expenditures	$155,346	$280,873	$190,574

Net Sales

	Year Ended December 31,
	2013	2012	2011
		(In thousands)
Net Sales:(a)
United States	$933,182	$959,571	$1,021,205
Foreign	1,461,088	1,559,583	1,630,462
Total	$2,394,270	$2,519,154	$2,651,667

(a)	No sales in a foreign country exceed 10% of total net sales. Also, net sales are attributed to countries based upon shipments to final destination.

Long-Lived Assets

	As of December 31,
	2013	2012	2011
		(In thousands)
Long-Lived Assets:
United States	$748,719	$735,269	$652,022
Netherlands	193,775	192,540	185,799
Jordan	227,818	209,133	141,725
Brazil	78,078	85,353	83,452
Germany	86,175	72,797	70,051
China	41,858	39,542	64,449
France	34,523	32,305	28,652
Korea	86,827	81,962	25,008
United Kingdom	3,665	—	12,436
Other foreign countries	47,139	33,598	46,323
Total	$1,548,577	$1,482,499	$1,309,917

Net Sales to External Customers in Each of Segments
Net sales to external customers by product category in each of the segments consists of the following:

	Year Ended December 31,
	2013	2012	2011
		(In thousands)
Performance Chemicals:
Fire Safety Solutions	$620,972	$665,293	$780,541
Specialty Chemicals	520,998	519,606	515,511
Fine Chemistry Services	250,694	266,348	238,752
Total Performance Chemicals	$1,392,664	$1,451,247	$1,534,804
Catalyst Solutions:
Refinery Catalyst Solutions	$768,837	$794,933	$851,482
Performance Catalyst Solutions	232,769	272,974	265,381
Total Catalyst Solutions	$1,001,606	$1,067,907	$1,116,863